Intangible assets (revised) - Changes in Goodwill (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in goodwill [abstract]
Opening balance	£ 47,956
Impairment	(4,614)	£ 0	£ (57)
Closing balance	41,091	47,956
Reynolds American
Reconciliation of changes in goodwill [abstract]
Opening balance	37,181
Differences on exchange	(1,944)
Impairment	(4,299)
Closing balance	30,938	37,181
Newport
Reconciliation of changes in goodwill [abstract]
Opening balance	33,236
Differences on exchange	(1,339)
Impairment	(11,144)
Closing balance	20,753	33,236
Camel
Reconciliation of changes in goodwill [abstract]
Opening balance	14,058
Differences on exchange	(517)
Impairment	(5,719)
Closing balance	7,822	14,058
Pall Mall
Reconciliation of changes in goodwill [abstract]
Opening balance	6,252
Differences on exchange	(187)
Impairment	(3,457)
Closing balance	2,608	6,252
Natural American Spirit
Reconciliation of changes in goodwill [abstract]
Opening balance	13,019
Differences on exchange	(642)
Impairment	(1,938)
Closing balance	10,439	13,019
Grizzly
Reconciliation of changes in goodwill [abstract]
Opening balance	10,308
Differences on exchange	(554)
Impairment	(545)
Closing balance	9,209	10,308
Camel snus
Reconciliation of changes in goodwill [abstract]
Opening balance	1,355
Differences on exchange	(67)
Impairment	(189)
Closing balance	£ 1,099	£ 1,355